Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Prepaid port agent advances	$ 3,086	$ 0
Third party - prepaid vessel operating expenses	2,787	2,610
Prepaid insurance	744	880
Other prepaid expenses	5,892	1,038
Current prepayments and other current assets	18,159	7,954
Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,650	3,426
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,450	3,426
Related party port agent | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	98	0
Scorpio Commercial Management S.A.M. (SCM) | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	84	0
Scorpio MR Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	14	0
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	3	0
Scorpio LR2 Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	$ 1	$ 0